Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes
23.	Income taxes
(a)	Income tax expense

The income tax recorded in the consolidated statements of loss for the years ended December 31, 2022 and 2021 is presented as follows:

	2022	2021
	$	$

Current income tax
Expense for the year	—	—
Current income tax expense	—	—

Deferred income tax
Origination and reversal of temporary differences	(63,178)	(33,018)
Change in unrecognized deductible temporary differences	63,051	20,417
Other	1,833	(370)
Deferred income tax (expense) recovery	(1,706)	(12,971)
Income tax (expense) recovery	(1,706)	(12,971)

The provision for income taxes presented in the consolidated statements of loss differs from the amount that would arise using the statutory income tax rate applicable to income of the entities, as a result of the following:

	2022	2021
	$	$
Loss before income taxes	(190,754)	(146,273)
Income tax provision calculated using the Canadian federal and provincial statutory income tax rate	(50,550)	(38,762)
Increase in income taxes resulting from:
Non-deductible expenses, net	(291)	653
(Non-deductible) non-taxable portion of capital losses, net	(8,202)	(185)
Share of equity associate loss	78	230
Change in unrecognized deferred tax assets	63,051	20,417
Differences in foreign statutory tax rates	(3,970)	(1,128)
Deferred premium on flow-through shares	810	(1,847)
Effect of flow-through shares renunciation	(1,052)	8,021
Other	1,832	(370)
Total income tax expense (recovery)	1,706	(12,971)

The 2022 and 2021 Canadian federal and provincial statutory income tax rate is 26.5%.

23.	Income Taxes (continued)
(b)	Deferred income taxes

The components that give rise to deferred income tax assets and liabilities are as follows:

	2022	2021
	$	$
Deferred tax assets:
Non-capital losses	929	—
Deferred and restricted share units	29	—
Other	8,209	—
Deferred tax assets	9,167	—

Deferred tax liabilities:
Property, Plant & Equipment	(3,873)	—
Stream Interest	(28,823)	—
Investments	—	(1,205)
Other	(45)	—
Deferred tax liability	(32,741)	(1,205)
Deferred tax liability, net	(23,574)	(1,205)

The 2022 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

		Statement	Other
	Dec. 31,	of income	comprehensive	Translation	Business	Dec. 31,
	2021	(loss)	income	adjustment	combination	2022
	$	$			$	$
Deferred tax assets:
Non-capital losses	—	937	—	(8)	—	929
Deferred and restricted share units	—	56	—	(2)	(25)	29
Other assets	—	5,053	—	116	3,040	8,209

Deferred tax liabilities:
Investments	(1,205)	1,205	—	—	—	—
Stream interests	—	(6,429)	—	(1,040)	(21,354)	(28,823)
Property, Plant, & Equipment	—	(2,528)	—	(44)	(1,301)	(3,873)
Other Liabilities	—	—	—	(2)	(43)	(45)
	(1,205)	(1,706)	—	(980)	(19,684)	(23,574)

23.	Income Taxes (continued)

The 2021 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

		Statement		Other
	Dec. 31,	Of income		comprehensive	Dec. 31,
	2020	(loss)	Equity	income	2021
	$	$	$	$	$
Deferred tax assets:
Non-capital losses	510	(510)	—	—	—
Share and debt issue expenses	1,505	28	(1,533)	—	—

Deferred tax liabilities:
Exploration and evaluation assets	(8,188)	8,188	—	—	—
Investments	(8,126)	5,265	—	1,656	(1,205)
	(14,299)	12,971	(1,533)	1,656	(1,205)

(c)	Unrecognized deferred tax liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2022 is $28.2 million ($24 million as at December 31, 2021). No deferred tax liabilities are recognized on the temporary differences associated with investment in subsidiaries because the company controls the timing of reversal, and it is not probable that they will reverse in the foreseeable future.

(d)	Unrecognized deferred tax assets

As at December 31, 2022, the Company had temporary difference with a tax benefit of $128 million (2021 - $75.2 million) which are not recognized as deferred tax assets. The Company recognizes the benefit of tax attributes only to the extent of anticipated future taxable income that can be reduced by these tax attributes.

	2022	2021
	$	$

Non-capital losses carried forward	116,656	64,650
Mineral stream interests – Mexico	8,789	7,446
Unrealized losses on investments in associates	3,124	1,367
Other	156	1,694
	128,725	75,584